Appendix 3.1 Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 3,711,141	$ 3,234,935
Trade and other non-current receivables	724,851	578,524
Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,811,919	2,342,338
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,550,361	3,924,946
Trade and other non-current receivables	784,354	643,923
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	408,233	643,944
Trade and other non-current receivables	12,193	628
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	144,306	106,602
Trade and other non-current receivables	12,163
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	43,648	55,544
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	220,279	481,798
Trade and other non-current receivables	30	628
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other non-current receivables		28,927
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other non-current receivables		28,927
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,600,186	2,750,435
Trade and other non-current receivables	339,418	196,287
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	725,517	610,657
Trade and other non-current receivables	4,137	4,512
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	294,046	256,749
Trade and other non-current receivables	182	216
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,580,623	1,883,029
Trade and other non-current receivables	335,099	191,559
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	299,552	298,673
Trade and other non-current receivables	145,582	128,534
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	51,975	55,848
Trade and other non-current receivables	9,094	8,561
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	30,872	31,009
Trade and other non-current receivables	18,438	20,051
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	216,705	211,816
Trade and other non-current receivables	118,050	99,922
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	380,941	570,481
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	133,912	76,662
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	43,486	55,544
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	203,543	438,275
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,113,807	1,444,504
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	452,614	349,489
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	151,156	115,685
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,510,037	979,330
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	103,467	120,737
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,012	24,737
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,040	5,860
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	70,415	90,140
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,453	20,280
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,657	20,098
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	162
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,634	182
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	352,457	294,453
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	56,132	53,788
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,584	19,620
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	278,741	221,045
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	21,645	24,711
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,487	4,423
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,273	2,453
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,885	17,835
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,751	886
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,226	863
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	525	23
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	109,956	107,658
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	18,135	17,629
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,968	10,260
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	84,853	79,769
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,224	15,590
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,878	2,429
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,070	2,519
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,276	10,642
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	449	43,848
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	305	3,946
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	144	39,902
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	51,754	62,900
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,079	9,207
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,683	18,892
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	36,992	34,801
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,067	10,314
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,012	1,777
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	716	911
By type of portfolio [Member] | 61-90 days [Member]. | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,339	7,626
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,176	49
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	333
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	843	49
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	61,799	35,884
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,856	7,070
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	21,174	5,267
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,769	23,547
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,908	9,759
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,068	1,311
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	535	964
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,305	7,484
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	347	1
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	301
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	46	1
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	37,878	33,666
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,018	6,316
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,589	3,680
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	27,271	23,670
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,002	9,147
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,189	1,282
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	427	1,110
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,386	6,755
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	326	79
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	326	79
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	32,692	27,360
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,561	5,195
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,131	2,783
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	22,000	19,382
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,634	8,317
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,394	2,169
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	485	984
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,755	5,164
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	476	2,325
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	225	2,065
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	251	260
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	101,521	55,695
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,147	9,579
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,812	2,935
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	53,562	43,181
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,567	6,387
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,872	1,090
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	600	789
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,095	4,508
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	487	288
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	487	288
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	32,813	23,619
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,794	4,769
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,667	3,879
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	23,352	14,971
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,251	6,891
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,222	1,230
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	671	1,308
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,358	4,353
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,827	5,707
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,347	2,968
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,480	2,739
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	705,509	664,696
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	143,181	147,615
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	50,282	73,748
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	512,046	443,333
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	99,787	86,820
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,841	15,400
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,055	14,111
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	67,891	57,309
By type of portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,307,971	3,693,052
Trade and other non-current receivables	497,193	354,376
By type of portfolio [Member] | Gross Carrying Amount [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,598,215	2,135,722
By type of portfolio [Member] | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	379,555	339,444
By type of portfolio [Member] | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	126,931	124,134
By type of portfolio [Member] | Gross Carrying Amount [Member] | 61-90 days [Member].
Trade and Other Receivables [Line Items]
Trade and other current receivables	63,270	117,062
By type of portfolio [Member] | Gross Carrying Amount [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	73,883	45,692
By type of portfolio [Member] | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	48,227	42,814
By type of portfolio [Member] | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,652	35,756
By type of portfolio [Member] | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	111,564	64,407
By type of portfolio [Member] | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	41,551	30,798
By type of portfolio [Member] | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 822,123	$ 757,223